Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	001-32427
Entity Registrant Name	Huntsman Corporation
Entity Central Index Key	0001307954
Entity Tax Identification Number	42-1648585
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10003 Woodloch Forest Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	719-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false